CONVERTIBLE NOTES, 2017 Convertible Notes (Details) - 2017 Convertible Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Convertible Notes [Abstract]
Aggregate principal amount			$ 675,000
Interest rate			5.00%
Amount of outstanding principal converted	$ 10,000	$ 615,000